FI - Quantitative information about level 3 assets at fair value (Details 15) SFr in Millions, Pure in Millions	Dec. 31, 2019 CHF (SFr)	Dec. 31, 2018 CHF (SFr)
Assets
Cash and Due from Banks	SFr 356	SFr 115
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	85,556	81,818
Securities received as collateral	40,219	41,696
Trading assets	153,895	133,859
Investment securities	1,004	1,477
Other investments	3,548	2,430
Loans	12,661	14,873
Other intangible assets (mortgage servicing rights), at fair value	244	163
Other assets	10,402	7,263
Recurring basis
Assets
Cash and Due from Banks	356	115
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	85,556	81,818
Securities received as collateral	40,219	41,696
Trading assets	153,895	133,859
Investment securities	1,004	1,477
Other investments	3,548	2,430
Loans	12,661	14,873
Loans - of which commercial and industrial	3,774	5,925
Loans - of which financial institutions	4,931	5,555
Loans - of which government and public institutions	3,030
Loans - of which real estate		661
Other intangible assets (mortgage servicing rights), at fair value	244	163
Other assets	10,402	7,263
Other assets - of which loans held-for-sale	8,213	5,473
Total assets at fair value	307,885	283,694
Recurring basis | Other equity investments
Assets
Other investments	2,081
Recurring basis | Life finance instruments
Assets
Other investments	1,052	1,067
Recurring basis | Debt securities
Assets
Trading assets	67,030	63,648
Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets
Trading assets	26,963	28,321
Recurring basis | Debt securities | Corporate debt securities
Assets
Trading assets	12,085	9,403
Recurring basis | Debt securities | RMBS
Assets
Trading assets	23,516	21,351
Recurring basis | Equity securities
Assets
Trading assets	64,604	46,517
Recurring basis | Derivative instruments
Assets
Trading assets	17,730	18,402
Recurring basis | Other
Assets
Trading assets	4,531	5,292
Level 3 | Recurring basis
Assets
Cash and Due from Banks	0	0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0
Securities received as collateral	1	30
Trading assets	7,885	8,980
Investment securities	0	0
Other investments	2,523	1,309
Loans	3,716	4,324
Loans - of which commercial and industrial	1,283	1,949
Loans - of which financial institutions	1,201	1,391
Loans - of which government and public institutions	830
Loans - of which real estate		515
Other intangible assets (mortgage servicing rights), at fair value	244	163
Other assets	1,846	1,543
Other assets - of which loans held-for-sale	1,619	1,235
Total assets at fair value	16,215	16,349
Level 3 | Recurring basis | Valuation Technique, Discounted Cash Flow [Member]
Assets
Loans - of which commercial and industrial	996	1,531
Loans - of which financial institutions	SFr 984	1,157
Loans - of which government and public institutions, measurement input	468
Other assets - of which loans held-for-sale	SFr 501	SFr 422
Level 3 | Recurring basis | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Minimum
Assets
Loans - of which commercial and industrial, measurement input	96	159
Loans - of which financial institutions, measurement input	111	88
Loans - of which government and public institutions, measurement input	457
Loans - of which real estate, measurement input		200
Other assets - of which loans held-for-sale, measurement input	117	105
Level 3 | Recurring basis | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Maximum
Assets
Loans - of which commercial and industrial, measurement input	1,484	1,184
Loans - of which financial institutions, measurement input	1,261	1,071
Loans - of which government and public institutions, measurement input	526
Loans - of which real estate, measurement input		1,522
Other assets - of which loans held-for-sale, measurement input	381	2,730
Level 3 | Recurring basis | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Weighted average
Assets
Loans - of which commercial and industrial, measurement input	654	582
Loans - of which financial institutions, measurement input	412	596
Loans - of which government and public institutions, measurement input	500
Loans - of which real estate, measurement input		612
Other assets - of which loans held-for-sale, measurement input	243	394
Level 3 | Recurring basis | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Recovery rate [Member] | Minimum
Assets
Loans - of which commercial and industrial, measurement input	25
Loans - of which financial institutions, measurement input	25
Loans - of which government and public institutions, measurement input	25
Loans - of which real estate, measurement input		25
Other assets - of which loans held-for-sale, measurement input	0	25
Level 3 | Recurring basis | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Recovery rate [Member] | Maximum
Assets
Loans - of which commercial and industrial, measurement input	25
Loans - of which financial institutions, measurement input	25
Loans - of which government and public institutions, measurement input	40
Loans - of which real estate, measurement input		40
Other assets - of which loans held-for-sale, measurement input	1	87
Level 3 | Recurring basis | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Recovery rate [Member] | Weighted average
Assets
Loans - of which commercial and industrial, measurement input	25
Loans - of which financial institutions, measurement input	25
Loans - of which government and public institutions, measurement input	30
Loans - of which real estate, measurement input		39
Other assets - of which loans held-for-sale, measurement input	1	56
Level 3 | Recurring basis | Market comparable
Assets
Loans - of which commercial and industrial	SFr 273	SFr 306
Loans - of which financial institutions	SFr 135	73
Loans - of which government and public institutions, measurement input	166
Other assets - of which loans held-for-sale	SFr 1,026	SFr 739
Level 3 | Recurring basis | Market comparable | Measurement Input, Price Volatility [Member] | Minimum
Assets
Loans - of which commercial and industrial, measurement input	0	0
Loans - of which financial institutions, measurement input	16	1
Loans - of which government and public institutions, measurement input	62
Other assets - of which loans held-for-sale, measurement input	0	0
Level 3 | Recurring basis | Market comparable | Measurement Input, Price Volatility [Member] | Maximum
Assets
Loans - of which commercial and industrial, measurement input	99	99
Loans - of which financial institutions, measurement input	100	100
Loans - of which government and public institutions, measurement input	62
Other assets - of which loans held-for-sale, measurement input	180	130
Level 3 | Recurring basis | Market comparable | Measurement Input, Price Volatility [Member] | Weighted average
Assets
Loans - of which commercial and industrial, measurement input	64	65
Loans - of which financial institutions, measurement input	36	74
Loans - of which government and public institutions, measurement input	62
Other assets - of which loans held-for-sale, measurement input	91	82
Level 3 | Recurring basis | Other equity investments
Assets
Other investments	SFr 1,463
Level 3 | Recurring basis | Life finance instruments
Assets
Other investments	1,052	SFr 1,067
Level 3 | Recurring basis | Debt securities
Assets
Trading assets	1,923	2,242
Level 3 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets
Trading assets	SFr 198	SFr 232
Level 3 | Recurring basis | Debt securities | Debt securities issued by foreign governments | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Minimum
Assets
Trading assets, measurement input	140	140
Level 3 | Recurring basis | Debt securities | Debt securities issued by foreign governments | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Maximum
Assets
Trading assets, measurement input	140	140
Level 3 | Recurring basis | Debt securities | Debt securities issued by foreign governments | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Weighted average
Assets
Trading assets, measurement input	140	140
Level 3 | Recurring basis | Debt securities | Corporate debt securities
Assets
Trading assets	SFr 1,128	SFr 1,260
Level 3 | Recurring basis | Debt securities | Corporate debt securities | Option model
Assets
Trading assets	SFr 913	SFr 621
Level 3 | Recurring basis | Debt securities | Corporate debt securities | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Correlation [Member] | Minimum
Assets
Trading assets, measurement input	(60)	(60)
Level 3 | Recurring basis | Debt securities | Corporate debt securities | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Correlation [Member] | Maximum
Assets
Trading assets, measurement input	100	98
Level 3 | Recurring basis | Debt securities | Corporate debt securities | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Correlation [Member] | Weighted average
Assets
Trading assets, measurement input	63	68
Level 3 | Recurring basis | Debt securities | Corporate debt securities | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Gap risk [Member] | Minimum
Assets
Trading assets, measurement input	0
Level 3 | Recurring basis | Debt securities | Corporate debt securities | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Gap risk [Member] | Maximum
Assets
Trading assets, measurement input	2
Level 3 | Recurring basis | Debt securities | Corporate debt securities | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Gap risk [Member] | Weighted average
Assets
Trading assets, measurement input	0
Level 3 | Recurring basis | Debt securities | Corporate debt securities | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Volatility [Member] | Minimum
Assets
Trading assets, measurement input	0	0
Level 3 | Recurring basis | Debt securities | Corporate debt securities | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Volatility [Member] | Maximum
Assets
Trading assets, measurement input	275	178
Level 3 | Recurring basis | Debt securities | Corporate debt securities | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Volatility [Member] | Weighted average
Assets
Trading assets, measurement input	27	30
Level 3 | Recurring basis | Debt securities | Corporate debt securities | Market comparable
Assets
Trading assets	SFr 503	SFr 441
Level 3 | Recurring basis | Debt securities | Corporate debt securities | Market comparable | Measurement Input, Price Volatility [Member] | Minimum
Assets
Trading assets, measurement input	0	0
Level 3 | Recurring basis | Debt securities | Corporate debt securities | Market comparable | Measurement Input, Price Volatility [Member] | Maximum
Assets
Trading assets, measurement input	129	118
Level 3 | Recurring basis | Debt securities | Corporate debt securities | Market comparable | Measurement Input, Price Volatility [Member] | Weighted average
Assets
Trading assets, measurement input	97	94
Level 3 | Recurring basis | Debt securities | RMBS
Assets
Trading assets	SFr 317	SFr 432
Level 3 | Recurring basis | Debt securities | RMBS | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Default Rate [Member] | Minimum
Assets
Trading assets, measurement input	0	0
Level 3 | Recurring basis | Debt securities | RMBS | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Default Rate [Member] | Maximum
Assets
Trading assets, measurement input	12	11
Level 3 | Recurring basis | Debt securities | RMBS | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Default Rate [Member] | Weighted average
Assets
Trading assets, measurement input	2	3
Level 3 | Recurring basis | Debt securities | RMBS | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Discount Rate [Member] | Minimum
Assets
Trading assets, measurement input	1	1
Level 3 | Recurring basis | Debt securities | RMBS | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Discount Rate [Member] | Maximum
Assets
Trading assets, measurement input	36	26
Level 3 | Recurring basis | Debt securities | RMBS | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Discount Rate [Member] | Weighted average
Assets
Trading assets, measurement input	13	7
Level 3 | Recurring basis | Debt securities | RMBS | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Loss Severity [Member] | Minimum
Assets
Trading assets, measurement input	0	0
Level 3 | Recurring basis | Debt securities | RMBS | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Loss Severity [Member] | Maximum
Assets
Trading assets, measurement input	100	100
Level 3 | Recurring basis | Debt securities | RMBS | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Loss Severity [Member] | Weighted average
Assets
Trading assets, measurement input	46	63
Level 3 | Recurring basis | Debt securities | RMBS | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Prepayment Rate [Member] | Minimum
Assets
Trading assets, measurement input	2	1
Level 3 | Recurring basis | Debt securities | RMBS | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Prepayment Rate [Member] | Maximum
Assets
Trading assets, measurement input	45	22
Level 3 | Recurring basis | Debt securities | RMBS | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Prepayment Rate [Member] | Weighted average
Assets
Trading assets, measurement input	10	8
Level 3 | Recurring basis | Equity securities
Assets
Trading assets	SFr 197	SFr 132
Level 3 | Recurring basis | Equity securities | Vendor price
Assets
Trading assets		SFr 49
Level 3 | Recurring basis | Equity securities | Vendor price | Measurement Input, Price Volatility [Member] | Minimum
Assets
Trading assets, measurement input	0	0
Level 3 | Recurring basis | Equity securities | Vendor price | Measurement Input, Price Volatility [Member] | Maximum
Assets
Trading assets, measurement input	36,760	355
Level 3 | Recurring basis | Equity securities | Vendor price | Measurement Input, Price Volatility [Member] | Weighted average
Assets
Trading assets, measurement input	383	1
Level 3 | Recurring basis | Equity securities | Market comparable
Assets
Trading assets		SFr 76
Level 3 | Recurring basis | Equity securities | Market comparable | Measurement Input, EBITDA Multiple [Member] | Minimum
Assets
Trading assets, measurement input		2
Level 3 | Recurring basis | Equity securities | Market comparable | Measurement Input, EBITDA Multiple [Member] | Maximum
Assets
Trading assets, measurement input		9
Level 3 | Recurring basis | Equity securities | Market comparable | Measurement Input, EBITDA Multiple [Member] | Weighted average
Assets
Trading assets, measurement input		6
Level 3 | Recurring basis | Equity securities | Market comparable | Measurement Input, Price Volatility [Member] | Minimum
Assets
Trading assets, measurement input		100
Level 3 | Recurring basis | Equity securities | Market comparable | Measurement Input, Price Volatility [Member] | Maximum
Assets
Trading assets, measurement input		100
Level 3 | Recurring basis | Equity securities | Market comparable | Measurement Input, Price Volatility [Member] | Weighted average
Assets
Trading assets, measurement input		100
Level 3 | Recurring basis | Derivative instruments
Assets
Trading assets	SFr 3,534	SFr 3,298
Level 3 | Recurring basis | Derivative instruments | Interest rate derivatives
Assets
Trading assets	SFr 554	SFr 507
Level 3 | Recurring basis | Derivative instruments | Interest rate derivatives | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Correlation [Member] | Minimum
Assets
Trading assets, measurement input	0	0
Level 3 | Recurring basis | Derivative instruments | Interest rate derivatives | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Correlation [Member] | Maximum
Assets
Trading assets, measurement input	100	100
Level 3 | Recurring basis | Derivative instruments | Interest rate derivatives | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Correlation [Member] | Weighted average
Assets
Trading assets, measurement input	69	69
Level 3 | Recurring basis | Derivative instruments | Interest rate derivatives | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Price Volatility [Member] | Minimum
Assets
Other investments	SFr 1
Level 3 | Recurring basis | Derivative instruments | Interest rate derivatives | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Price Volatility [Member] | Maximum
Assets
Other investments	869
Level 3 | Recurring basis | Derivative instruments | Interest rate derivatives | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Price Volatility [Member] | Weighted average
Assets
Other investments	SFr 231
Level 3 | Recurring basis | Derivative instruments | Interest rate derivatives | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Prepayment Rate [Member] | Minimum
Assets
Trading assets, measurement input	1	1
Level 3 | Recurring basis | Derivative instruments | Interest rate derivatives | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Prepayment Rate [Member] | Maximum
Assets
Trading assets, measurement input	28	26
Level 3 | Recurring basis | Derivative instruments | Interest rate derivatives | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Prepayment Rate [Member] | Weighted average
Assets
Trading assets, measurement input	10	9
Level 3 | Recurring basis | Derivative instruments | Interest rate derivatives | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Volatility skew [Member] | Minimum
Assets
Trading assets, measurement input	(4)	(4)
Level 3 | Recurring basis | Derivative instruments | Interest rate derivatives | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Volatility skew [Member] | Maximum
Assets
Trading assets, measurement input	6	0
Level 3 | Recurring basis | Derivative instruments | Interest rate derivatives | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Volatility skew [Member] | Weighted average
Assets
Trading assets, measurement input	(1)	(2)
Level 3 | Recurring basis | Derivative instruments | Interest rate derivatives | Vendor price | Measurement Input, Market implied life expectancy [Member]
Assets
Other investments	SFr 857
Level 3 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Assets
Trading assets	SFr 152	SFr 258
Level 3 | Recurring basis | Derivative instruments | Foreign exchange derivatives | Option model
Assets
Trading assets		218
Level 3 | Recurring basis | Derivative instruments | Foreign exchange derivatives | Valuation Technique, Discounted Cash Flow [Member]
Assets
Trading assets		SFr 28
Level 3 | Recurring basis | Derivative instruments | Foreign exchange derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Contingent probability [Member] | Minimum
Assets
Trading assets, measurement input		95
Level 3 | Recurring basis | Derivative instruments | Foreign exchange derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Contingent probability [Member] | Maximum
Assets
Trading assets, measurement input		95
Level 3 | Recurring basis | Derivative instruments | Foreign exchange derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Contingent probability [Member] | Weighted average
Assets
Trading assets, measurement input		95
Level 3 | Recurring basis | Derivative instruments | Foreign exchange derivatives | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Correlation [Member] | Minimum
Assets
Trading assets, measurement input	5	(23)
Level 3 | Recurring basis | Derivative instruments | Foreign exchange derivatives | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Correlation [Member] | Maximum
Assets
Trading assets, measurement input	70	70
Level 3 | Recurring basis | Derivative instruments | Foreign exchange derivatives | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Correlation [Member] | Weighted average
Assets
Trading assets, measurement input	30	24
Level 3 | Recurring basis | Derivative instruments | Foreign exchange derivatives | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Prepayment Rate [Member] | Minimum
Assets
Trading assets, measurement input	23	21
Level 3 | Recurring basis | Derivative instruments | Foreign exchange derivatives | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Prepayment Rate [Member] | Maximum
Assets
Trading assets, measurement input	28	26
Level 3 | Recurring basis | Derivative instruments | Foreign exchange derivatives | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Prepayment Rate [Member] | Weighted average
Assets
Trading assets, measurement input	25	23
Level 3 | Recurring basis | Derivative instruments | Foreign exchange derivatives | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Volatility [Member] | Minimum
Assets
Trading assets, measurement input		80
Level 3 | Recurring basis | Derivative instruments | Foreign exchange derivatives | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Volatility [Member] | Maximum
Assets
Trading assets, measurement input		90
Level 3 | Recurring basis | Derivative instruments | Foreign exchange derivatives | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Volatility [Member] | Weighted average
Assets
Trading assets, measurement input		85
Level 3 | Recurring basis | Derivative instruments | Equity/Index-related products
Assets
Trading assets	SFr 1,040	SFr 1,054
Level 3 | Recurring basis | Derivative instruments | Equity/Index-related products | Option model | Measurement Input, Buyback probability [Member] | Minimum
Assets
Trading assets, measurement input	50	50
Level 3 | Recurring basis | Derivative instruments | Equity/Index-related products | Option model | Measurement Input, Buyback probability [Member] | Maximum
Assets
Trading assets, measurement input	100	100
Level 3 | Recurring basis | Derivative instruments | Equity/Index-related products | Option model | Measurement Input, Buyback probability [Member] | Weighted average
Assets
Trading assets, measurement input	70	74
Level 3 | Recurring basis | Derivative instruments | Equity/Index-related products | Option model | Measurement Input, Correlation [Member] | Minimum
Assets
Trading assets, measurement input	(50)	(40)
Level 3 | Recurring basis | Derivative instruments | Equity/Index-related products | Option model | Measurement Input, Correlation [Member] | Maximum
Assets
Trading assets, measurement input	100	98
Level 3 | Recurring basis | Derivative instruments | Equity/Index-related products | Option model | Measurement Input, Correlation [Member] | Weighted average
Assets
Trading assets, measurement input	64	80
Level 3 | Recurring basis | Derivative instruments | Equity/Index-related products | Option model | Measurement Input, Gap risk [Member] | Minimum
Assets
Trading assets, measurement input	0	0
Level 3 | Recurring basis | Derivative instruments | Equity/Index-related products | Option model | Measurement Input, Gap risk [Member] | Maximum
Assets
Trading assets, measurement input	2	4
Level 3 | Recurring basis | Derivative instruments | Equity/Index-related products | Option model | Measurement Input, Gap risk [Member] | Weighted average
Assets
Trading assets, measurement input	0	1
Level 3 | Recurring basis | Derivative instruments | Equity/Index-related products | Option model | Measurement Input, Volatility [Member] | Minimum
Assets
Trading assets, measurement input	0	2
Level 3 | Recurring basis | Derivative instruments | Equity/Index-related products | Option model | Measurement Input, Volatility [Member] | Maximum
Assets
Trading assets, measurement input	275	178
Level 3 | Recurring basis | Derivative instruments | Equity/Index-related products | Option model | Measurement Input, Volatility [Member] | Weighted average
Assets
Trading assets, measurement input	30	34
Level 3 | Recurring basis | Derivative instruments | Credit derivatives
Assets
Trading assets	SFr 879	SFr 673
Level 3 | Recurring basis | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member]
Assets
Trading assets	SFr 691
Level 3 | Recurring basis | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Minimum
Assets
Trading assets, measurement input	2	3
Level 3 | Recurring basis | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Maximum
Assets
Trading assets, measurement input	1,033	2,147
Level 3 | Recurring basis | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Weighted average
Assets
Trading assets, measurement input	150	269
Level 3 | Recurring basis | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Correlation [Member] | Minimum
Assets
Trading assets, measurement input	97	97
Level 3 | Recurring basis | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Correlation [Member] | Maximum
Assets
Trading assets, measurement input	97	97
Level 3 | Recurring basis | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Correlation [Member] | Weighted average
Assets
Trading assets, measurement input	97	97
Level 3 | Recurring basis | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Default Rate [Member] | Minimum
Assets
Trading assets, measurement input	1	1
Level 3 | Recurring basis | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Default Rate [Member] | Maximum
Assets
Trading assets, measurement input	20	20
Level 3 | Recurring basis | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Default Rate [Member] | Weighted average
Assets
Trading assets, measurement input	4	4
Level 3 | Recurring basis | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Discount Rate [Member] | Minimum
Assets
Trading assets, measurement input	8	3
Other investments	SFr 9
Level 3 | Recurring basis | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Discount Rate [Member] | Maximum
Assets
Trading assets, measurement input	27	28
Other investments	SFr 9
Level 3 | Recurring basis | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Discount Rate [Member] | Weighted average
Assets
Trading assets, measurement input	16	15
Other investments	SFr 9
Level 3 | Recurring basis | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Funding spread [Member] | Minimum
Assets
Trading assets, measurement input	100
Level 3 | Recurring basis | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Funding spread [Member] | Maximum
Assets
Trading assets, measurement input	115
Level 3 | Recurring basis | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Funding spread [Member] | Weighted average
Assets
Trading assets, measurement input	102
Level 3 | Recurring basis | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Loss Severity [Member] | Minimum
Assets
Trading assets, measurement input	29	16
Level 3 | Recurring basis | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Loss Severity [Member] | Maximum
Assets
Trading assets, measurement input	85	85
Level 3 | Recurring basis | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Loss Severity [Member] | Weighted average
Assets
Trading assets, measurement input	69	56
Level 3 | Recurring basis | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Prepayment Rate [Member] | Minimum
Assets
Trading assets, measurement input	0	0
Level 3 | Recurring basis | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Prepayment Rate [Member] | Maximum
Assets
Trading assets, measurement input	7	12
Level 3 | Recurring basis | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Prepayment Rate [Member] | Weighted average
Assets
Trading assets, measurement input	4	6
Level 3 | Recurring basis | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Recovery rate [Member] | Minimum
Assets
Trading assets, measurement input	0	0
Level 3 | Recurring basis | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Recovery rate [Member] | Maximum
Assets
Trading assets, measurement input	40	68
Level 3 | Recurring basis | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Recovery rate [Member] | Weighted average
Assets
Trading assets, measurement input	26	8
Level 3 | Recurring basis | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Terminal Growth Rate [Member] | Minimum
Assets
Other investments	SFr 3
Level 3 | Recurring basis | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Terminal Growth Rate [Member] | Maximum
Assets
Other investments	3
Level 3 | Recurring basis | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Terminal Growth Rate [Member] | Weighted average
Assets
Other investments	3
Level 3 | Recurring basis | Derivative instruments | Credit derivatives | Market comparable
Assets
Trading assets	SFr 142
Level 3 | Recurring basis | Derivative instruments | Credit derivatives | Market comparable | Measurement Input, Price Volatility [Member] | Minimum
Assets
Trading assets, measurement input	86
Other investments	SFr 100
Level 3 | Recurring basis | Derivative instruments | Credit derivatives | Market comparable | Measurement Input, Price Volatility [Member] | Maximum
Assets
Trading assets, measurement input	110
Other investments	SFr 100
Level 3 | Recurring basis | Derivative instruments | Credit derivatives | Market comparable | Measurement Input, Price Volatility [Member] | Weighted average
Assets
Trading assets, measurement input	98
Other investments	SFr 100
Level 3 | Recurring basis | Derivative instruments | Other derivatives
Assets
Trading assets	SFr 909	SFr 806
Level 3 | Recurring basis | Derivative instruments | Other derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Market implied life expectancy [Member] | Minimum
Assets
Trading assets, measurement input	2	2
Level 3 | Recurring basis | Derivative instruments | Other derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Market implied life expectancy [Member] | Maximum
Assets
Trading assets, measurement input	15	16
Level 3 | Recurring basis | Derivative instruments | Other derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Market implied life expectancy [Member] | Weighted average
Assets
Trading assets, measurement input	6	5
Level 3 | Recurring basis | Derivative instruments | Other derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Mortality Rate [Member] | Minimum
Assets
Trading assets, measurement input	71	87
Level 3 | Recurring basis | Derivative instruments | Other derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Mortality Rate [Member] | Maximum
Assets
Trading assets, measurement input	134	106
Level 3 | Recurring basis | Derivative instruments | Other derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Mortality Rate [Member] | Weighted average
Assets
Trading assets, measurement input	97	101
Level 3 | Recurring basis | Other
Assets
Trading assets	SFr 2,231	SFr 3,308
Level 3 | Recurring basis | Other | Option model
Assets
Trading assets	SFr 233	SFr 249
Level 3 | Recurring basis | Other | Option model | Measurement Input, Mortality Rate [Member] | Minimum
Assets
Trading assets, measurement input	0	0
Level 3 | Recurring basis | Other | Option model | Measurement Input, Mortality Rate [Member] | Maximum
Assets
Trading assets, measurement input	70	70
Level 3 | Recurring basis | Other | Option model | Measurement Input, Mortality Rate [Member] | Weighted average
Assets
Trading assets, measurement input	6	6
Level 3 | Recurring basis | Other | Valuation Technique, Discounted Cash Flow [Member]
Assets
Trading assets	SFr 856	SFr 870
Level 3 | Recurring basis | Other | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Market implied life expectancy [Member] | Minimum
Assets
Trading assets, measurement input	2	3
Level 3 | Recurring basis | Other | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Market implied life expectancy [Member] | Maximum
Assets
Trading assets, measurement input	15	17
Level 3 | Recurring basis | Other | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Market implied life expectancy [Member] | Weighted average
Assets
Trading assets, measurement input	7	7
Level 3 | Recurring basis | Other | Market comparable
Assets
Trading assets	SFr 1,118	SFr 2,119
Level 3 | Recurring basis | Other | Market comparable | Measurement Input, Price Volatility [Member] | Minimum
Assets
Trading assets, measurement input	0	0
Level 3 | Recurring basis | Other | Market comparable | Measurement Input, Price Volatility [Member] | Maximum
Assets
Trading assets, measurement input	112	110
Level 3 | Recurring basis | Other | Market comparable | Measurement Input, Price Volatility [Member] | Weighted average
Assets
Trading assets, measurement input	27	30
Level 3 | Recurring basis | Other | Other equity investments | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Market implied life expectancy [Member]
Assets
Other investments	SFr 398
Level 3 | Recurring basis | Other | Other equity investments | Market comparable | Measurement Input, Market implied life expectancy [Member]
Assets
Other investments	SFr 147
Level 3 | Recurring basis | Other | Life finance instruments | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Market implied life expectancy [Member] | Minimum
Assets
Loans - of which real estate, measurement input	2	2
Level 3 | Recurring basis | Other | Life finance instruments | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Market implied life expectancy [Member] | Maximum
Assets
Loans - of which real estate, measurement input	16	17
Level 3 | Recurring basis | Other | Life finance instruments | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Market implied life expectancy [Member] | Weighted average
Assets
Loans - of which real estate, measurement input	6	6